UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	July 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 2.4% (1.6% of Total Investments)
$ 6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 6,388,616
	12/01/27 – FGIC Insured (UB)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
3,930	5.000%, 6/01/32	6/14 at 100.00	B+	3,379,564
13,835	5.000%, 6/01/46	6/14 at 100.00	B+	10,914,155
23,875	Total Alaska			20,682,335
	Arizona – 2.7% (1.8% of Total Investments)
3,475	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	3,585,227
	4.750%, 4/01/25
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1 (4)	5,581,281
	Project, Series 2003A, 5.000%, 7/01/28 (Pre-refunded 7/01/13) – NPFG Insured
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A+	1,290,269
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (4)	767,107
	Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	444,470
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	8,594,799
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,575,647
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	1,065,000
	Company, Series 2010A, 5.250%, 10/01/40
22,145	Total Arizona			23,903,800
	Arkansas – 1.0% (0.7% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	864,425
19,800	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	3,966,534
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2	4,295,600
	5.000%, 11/01/34 – NPFG Insured
26,300	Total Arkansas			9,126,559
	California – 24.1% (16.2% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,699,250
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
5,615	California Department of Water Resources, Power Supply Revenue Bonds, Series 2011N,	No Opt. Call	AA	5,818,544
	5.000%, 5/01/13
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	6,040,080
	Health System/West, Series 2003A, 5.000%, 3/01/33
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,513,791
	2010A, 5.750%, 7/01/40
14,600	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	15,173,342
25,000	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A1	26,228,000
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	A1	4,024,090
10,000	5.500%, 11/01/35	11/20 at 100.00	A1	11,714,900
5,000	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	5,042,900
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,142,549
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,406,879
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	4,033,656
	System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured
4,855	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	10/12 at 100.00	A1	4,868,788
	NPFG Insured
2,710	Chula Vista Elementary School District, San Diego County, California, Certificates of	9/12 at 102.00	BBB	2,743,008
	Participation, Series 2004, 5.000%, 9/01/29 – NPFG Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA–	1,128,358
	Bonds, Capital Appreciation, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/13 at 100.00	BBB	8,476,880
	1995A, 5.000%, 1/01/35 – NPFG Insured
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB	1,040,010
	Bonds, Series 1999, 5.875%, 1/15/27 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,500	4.500%, 6/01/27	6/17 at 100.00	BB–	2,145,900
10,630	5.000%, 6/01/33	6/17 at 100.00	BB–	8,533,977
1,500	5.125%, 6/01/47	6/17 at 100.00	BB–	1,147,155
3,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	4,021,325
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/18 (Pre-refunded 7/01/13) –
	AGM Insured
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	2,243,220
	2005A-2, 5.000%, 7/01/22 – AGM Insured
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	5,488,000
	5.000%, 7/01/30 – FGIC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,460,350
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
2,735	Los Gatos Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 100.00	AA+ (4)	2,866,143
	Election of 2001, Series 2003B, 5.000%, 8/01/30 (Pre-refunded 8/01/13) – AGM Insured
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,182,123
	2009B, 6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	3,532,506
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
1,060	Nevada County, California, Certificates of Participation, Refunding Series 2011, 2.000%,	No Opt. Call	AA–	1,062,438
	10/01/12 – AGM Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 102.00	AA–	2,731,700
	Series 2006A, 5.000%, 8/01/31 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,452,350
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	2,092,720
	0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	3,216,571
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,595,750
	5.000%, 6/01/30 – FGIC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	3,095,829
	Tender Option Bond Trust 3504, 19.768%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	4,100,976
30,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	8,455,200
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,371,870
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	10/12 at 39.37	BBB	1,748,150
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,375	4.750%, 6/01/23	6/15 at 100.00	B+	1,280,923
1,500	5.500%, 6/01/45	6/15 at 100.00	B–	1,203,960
2,080	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/14 at 100.00	BBB	2,080,749
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	4.750%, 6/01/25
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,119,580
5,790	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	5,984,834
	5/15/33 – AMBAC Insured
249,965	Total California			210,309,324
	Colorado – 6.6% (4.4% of Total Investments)
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,546,905
	Association, Series 2007, 5.250%, 5/15/42
3,200	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	3,259,904
	Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B,
	5.000%, 1/01/13
11,830	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	12,911,380
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA–	1,094,660
	2005C, 5.250%, 3/01/40 – AGM Insured
2,625	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs,	No Opt. Call	AA–	2,668,496
	Series 2002, 5.000%, 12/15/12 – AGM Insured
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	Baa2	2,334,150
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	3,311,177
	9/01/26 – NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	14,140,980
	9/01/33 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	452,260
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB	2,146,550
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,347,312
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,821,255
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,274,475
100,810	Total Colorado			57,309,504
	Florida – 2.4% (1.6% of Total Investments)
2,000	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	A2	2,185,920
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,888,826
	10/01/27 (Pre-refunded 10/01/13) – NPFG Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,844,625
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	2,810,525
	5.000%, 10/01/30
3,010	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	Aa1 (4)	3,106,922
	Bonds, Series 2003A, 5.000%, 10/01/21 (Pre-refunded 4/01/13)
1,990	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	4/13 at 100.00	AA	2,050,854
	Bonds, Series 2003A, 5.000%, 10/01/21
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	2,071,240
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
19,650	Total Florida			20,958,912
	Georgia – 2.3% (1.5% of Total Investments)
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,411,500
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,790,325
	Medical Center Project, Series 2010, 7.625%, 12/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,563,050
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,380,926
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	5,792,300
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
17,800	Total Georgia			19,938,101
	Illinois – 14.0% (9.4% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,621,542
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	A+	9,188,030
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	A+	4,231,744
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,257,278
	5.250%, 12/01/40
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	Aa3	13,471,148
	FGIC Insured
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	1/13 at 100.00	Aa3	190,542
13,400	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	1/13 at 100.00	A	13,410,452
	(Alternative Minimum Tax)
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,048,880
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,231,285
	Series 2007B, 0.000%, 12/01/23
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1 (4)	5,219,900
	Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2	1,106,952
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	16,692,750
	5.000%, 12/01/42 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,145,880
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,073,660
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	BBB+	2,675,275
	5.625%, 1/01/37
4,200	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	4,610,298
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,522,700
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	6,872,519
	2009, 7.000%, 8/15/44
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,835,675
	2011C, 5.500%, 8/15/41
4,105	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,322,893
	Refunding Series 2007A, 5.250%, 5/01/34
5,025	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	BBB+	5,105,048
	Series 2002, 5.625%, 1/01/28
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,529,786
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	4,395,475
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
879	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	846,169
	3/01/30 – RAAI Insured
12,780	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	8,256,902
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
145,979	Total Illinois			121,862,783
	Indiana – 2.8% (1.9% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,707,004
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,033,525
	2011B, 5.000%, 10/01/41
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	2,042,180
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A+	2,463,960
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
2,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1995A, 6.500%, 1/01/13 –	No Opt. Call	AA–	2,561,975
	AGM Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,239,200
	AMBAC Insured
6,420	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	8/12 at 100.00	AA–	6,427,576
	1998A, 4.625%, 8/15/28 – NPFG Insured
28,670	Total Indiana			24,475,420
	Iowa – 1.1% (0.8% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	B+	3,596,240
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,287,610
11,000	Total Iowa			9,883,850
	Kansas – 0.7% (0.5% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	1,811,145
	5.300%, 6/01/31 – NPFG Insured
1,500	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2003,	9/13 at 102.00	Aa2 (4)	1,607,670
	5.000%, 9/01/17 (Pre-refunded 9/01/13) – AGM Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	2,526,553
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,980	Total Kansas			5,945,368
	Kentucky – 0.9% (0.6% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	7,093,429
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,114,910
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			8,208,339
	Louisiana – 3.9% (2.7% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA–	12,266,700
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
4,095	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	4,293,771
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,391,860
	Series 2007A, 5.500%, 5/15/47
8,305	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/12 at 100.00	A–	8,471,017
	Series 2001B, 5.875%, 5/15/39
31,400	Total Louisiana			34,423,348
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,227,366
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.3% (0.2% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	2,936,200
	Healthcare, Series 2011A, 6.000%, 1/01/26
	Massachusetts – 3.2% (2.2% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	3,462,125
	Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	528,145
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	10,661,645
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,563,810
	University Issue, Series 2009A, 5.750%, 7/01/39
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/12 at 100.00	A–	6,036,000
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
4,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	4,430,080
	5.000%, 8/15/30 – AGM Insured
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/12 at 100.00	AAA	426,645
	Series 1999A, 5.750%, 8/01/29
23,755	Total Massachusetts			28,108,450
	Michigan – 6.1% (4.1% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,081,512
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,785	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,818,043
	7/01/35 – NPFG Insured
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,268,580
	7/01/36 – BHAC Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,720,755
	7/01/31 – BHAC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004B, 5.000%, 7/01/19 –	7/16 at 100.00	BBB	2,176,040
	NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	Aa3	2,215,860
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
6,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	6,046,320
	2.000%, 1/01/13
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	8,830,638
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	11,593,326
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	6,194,980
	Refunding Series 2009, 5.625%, 11/15/29
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,056,131
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,485,984
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	1,982,468
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
49,355	Total Michigan			53,470,637
	Minnesota – 0.6% (0.4% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	5,189,552
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
	Mississippi – 0.2% (0.2% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	1,961,175
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 2.6% (1.8% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
4,295	5.250%, 10/01/16 – AGM Insured	10/13 at 100.00	AA–	4,536,293
2,400	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	2,505,960
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	7,863,000
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
1,370	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Senior Lien	No Opt. Call	AAA	1,403,154
	Refunding Series 2006, 5.000%, 2/01/13
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	6,651,309
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
38,415	Total Missouri			22,959,716
	Nevada – 2.9% (2.0% of Total Investments)
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	15,967,081
	International Airport, Series 2010A, 5.250%, 7/01/42
3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding,	12/12 at 100.00	AA+ (4)	3,048,450
	5.000%, 6/01/25 (Pre-refunded 12/01/12) – NPFG Insured
2,280	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A	2,419,148
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,846,400
	2634, 18.444%, 7/01/31 – BHAC Insured (IF) (5)
22,295	Total Nevada			25,281,079
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,536,200
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.3% (3.5% of Total Investments)
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AA– (4)	1,018,030
	(Pre-refunded 12/15/12) – AGM Insured
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	690,936
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	1,608,855
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BBB	2,868,600
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	3,348,544
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	7,571,400
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A+	6,680,600
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A+	6,329,000
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	9,934,709
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,943,388
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,026,300
	Series 2007-1A, 4.750%, 6/01/34
92,570	Total New Jersey			46,020,362
	New York – 8.7% (5.9% of Total Investments)
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	1/13 at 100.00	A2	275,457
	Series 1998, 5.000%, 7/01/28 – NPFG Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A–	2,647,103
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA	5,410,555
	College, Series 2007, 5.000%, 7/01/46
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,699,184
	2011A, 5.250%, 2/15/47
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,358,452
	2/15/47 – NPFG Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA–	14,305,568
	4.500%, 11/15/32 – AGM Insured (UB)
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,319,525
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
3,545	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/22 at 100.00	AA+	3,642,523
	General Resolution Revenue Bonds, Fiscal Series 2012EE, 4.000%, 6/15/45
1,675	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	1,682,471
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	8/12 at 100.00	AA	20,076
150	5.750%, 8/01/18	8/12 at 100.00	AA	152,730
6,805	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	7,079,582
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
11,540	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	Aa2	11,792,034
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – AGM Insured
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB–	9,569,673
2,755	6.000%, 12/01/36	12/20 at 100.00	BBB–	3,138,909
2,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	BBB	2,734,142
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
7,000	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State	No Opt. Call	AA–	8,436,330
	Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18
70,610	Total New York			76,264,314
	North Carolina – 3.7% (2.5% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,187,980
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
9,790	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	10,747,364
	2005A, 5.000%, 10/01/41
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,718,200
	WakeMed, Series 2012A, 5.000%, 10/01/27
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,203,800
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,109,980
	Health System, Series 2009A, 5.000%, 6/01/39
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	7,649,175
	1/01/19 – NPFG Insured
30,290	Total North Carolina			32,616,499
	North Dakota – 1.3% (0.8% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,668,920
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	3,259,620
10,000	Total North Dakota			10,928,540
	Ohio – 6.2% (4.2% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,918,800
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B	885,472
2,925	5.875%, 6/01/30	6/17 at 100.00	B+	2,428,832
5,040	5.750%, 6/01/34	6/17 at 100.00	BB	4,103,669
2,715	6.000%, 6/01/42	6/17 at 100.00	BBB	2,265,423
5,730	5.875%, 6/01/47	6/17 at 100.00	BB	4,654,422
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	8,397,100
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa2 (4)	2,201,567
2,600	5.250%, 6/01/21 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa2 (4)	2,643,914
2,000	5.000%, 12/01/22 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	Aa2 (4)	2,032,120
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,444,000
	4.250%, 12/01/32 – AGM Insured (UB)
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	3,458,913
	2011A, 6.000%, 11/15/41
57,115	Total Ohio			54,434,232
	Oklahoma – 1.8% (1.2% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,493,156
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	4,092,550
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,939,818
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	6,307,451
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	2,083,800
	1/01/47 – FGIC Insured
14,615	Total Oklahoma			15,916,775
	Oregon – 0.7% (0.5% of Total Investments)
5,565	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C,	No Opt. Call	AA	5,891,666
	5.000%, 11/01/13
35	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	1/14 at 100.00	Aa2	35,983
	2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)
5,600	Total Oregon			5,927,649
	Pennsylvania – 3.9% (2.6% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	2,259,760
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
65	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	A2	68,051
155	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 (Pre-refunded	10/13 at 100.00	A2 (4)	164,539
	10/01/13) – FGIC Insured
8,000	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	9,225,680
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,540,770
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
4,350	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001T, 5.500%, 12/01/13 –	No Opt. Call	Aa3	4,648,889
	FGIC Insured
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,836,730
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	5,172,900
	6/01/33 – AGM Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA–	7,902,102
	5.000%, 8/01/32 – AGM Insured
31,470	Total Pennsylvania			33,819,421
	Puerto Rico – 9.0% (6.1% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	2,657,450
	6.000%, 7/01/44
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	Baa2	2,538,750
	5.125%, 7/01/37
7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	7,686,980
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	838,850
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	8/12 at 100.00	AA–	5,004,900
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	8,228,400
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	11,420,325
	2010A, 0.000%, 8/01/33
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,595,193
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	7,149,500
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	7,772,850
15,000	5.250%, 8/01/57 (UB) (5)	8/17 at 100.00	AA–	15,953,250
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29	No Opt. Call	Baa1	1,704,030
3,325	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/12 at 100.00	BBB+	3,324,900
	Series 2002, 5.375%, 5/15/33
203,510	Total Puerto Rico			78,875,378
	Rhode Island – 0.6% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,765	6.125%, 6/01/32	12/12 at 100.00	BBB+	2,792,622
2,065	6.250%, 6/01/42	12/12 at 100.00	BBB–	2,095,954
4,830	Total Rhode Island			4,888,576
	South Carolina – 4.7% (3.2% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	25,414,086
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	BBB	5,615,341
3,000	5.250%, 2/15/24 – NPFG Insured	8/14 at 100.00	BBB	3,214,890
3,100	5.250%, 8/15/34 – NPFG Insured	8/14 at 100.00	BBB	3,297,253
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	3,481,028
	0.000%, 1/01/31 – AMBAC Insured
43,665	Total South Carolina			41,022,598
	South Dakota – 0.2% (0.1% of Total Investments)
1,325	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,368,434
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Tennessee – 0.4% (0.2% of Total Investments)
3,010	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds,	No Opt. Call	Aa1	3,086,725
	Refunding Series 2011, 3.000%, 7/01/13
	Texas – 10.9% (7.3% of Total Investments)
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	No Opt. Call	AAA	6,240,433
	Series 2008, 5.000%, 2/15/38
1,500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,742,970
	5.750%, 1/01/31
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	5,586,020
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
4,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	4,370,000
	Schoolhouse Series 2005C, 5.000%, 2/15/30
1,425	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/12 at 100.00	A+	1,429,817
	Bonds, Series 2001A, 5.625%, 11/01/21 – FGIC Insured (Alternative Minimum Tax)
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2003A, 5.375%,	No Opt. Call	AA–	4,201,200
	11/01/22 – AGM Insured (Alternative Minimum Tax)
3,570	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2007, 5.000%,	11/14 at 100.00	A+	3,785,307
	11/01/22 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Harris County, Texas, Tax Anticipation Notes, Series 2012, 1.500%, 2/28/13	No Opt. Call	SP-1+	5,041,750
3,500	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/12 at 100.00	BBB	3,500,840
	2001B, 5.250%, 11/15/40 – NPFG Insured
2,700	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/12 at 100.00	BBB	2,700,243
	5.250%, 11/15/30 – NPFG Insured
15,880	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	BBB	4,369,700
	0.000%, 11/15/34 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,273,193
4,865	0.000%, 9/01/27 – AMBAC Insured	No Opt. Call	AA–	2,528,973
875	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation	2/15 at 100.00	AAA	968,109
	Bonds, Refunding Series 2005, 5.000%, 2/15/21
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,917,660
	Bonds, Series 2006, 0.000%, 8/15/34
2,500	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB+ (4)	2,511,975
	2002A, 5.750%, 10/01/21 (Pre-refunded 10/01/12) – RAAI Insured
9,535	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AA+ (4)	10,541,038
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	5,066,775
	Texas Health Resources Tender Option Bond Trust 1197, 9.061%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,243,505
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
6,095	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series	No Opt. Call	Aaa	6,292,905
	2010B, 5.000%, 4/01/13
5,850	Texas State, Tax and Revenue Anticipation Notes, Series 2011A, 2.500%, 8/30/12	No Opt. Call	SP-1+	5,861,291
1,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, First Tier Series 2006A,	No Opt. Call	AAA	1,032,060
	5.000%, 4/01/13
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	2,469,357
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	2,325,419
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,434,568
7,110	0.000%, 8/15/43	8/15 at 23.12	AAA	1,459,825
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	1,866,409
	Project, Series 2011, 6.000%, 11/01/41
134,360	Total Texas			94,761,342
	Utah – 1.1% (0.7% of Total Investments)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AA– (4)	7,383,888
	5.000%, 4/01/25 (Pre-refunded 4/01/13) – AGM Insured
1,840	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	A+	1,977,945
	Series 2006A., 4.500%, 8/01/24 – FGIC Insured
8,995	Total Utah			9,361,833
	Virginia – 3.0% (2.0% of Total Investments)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	8,513,200
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
11,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA–	10,595,750
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
3,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2007, 5.000%, 8/01/12	No Opt. Call	AA+	3,500,000
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	9/12 at 102.00	AA	511,855
500	5.000%, 4/01/19	9/12 at 102.00	AA	511,855
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	939,392
1,760	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,945,451
28,080	Total Virginia			26,517,503
	Washington – 2.4% (1.6% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,237,388
	Services Project, Series 2009, 5.500%, 6/01/39
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,190,962
	Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,200,350
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
6,840	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	7,119,277
	Series 2002, 6.500%, 6/01/26
19,370	Total Washington			20,747,977
	West Virginia – 0.8% (0.6% of Total Investments)
6,725	West Virginia University, University Revenue Improvement Bonds, West Virginia University	10/14 at 100.00	Aa3	7,225,071
	Projects, Series 2004C, 5.000%, 10/01/34 – FGIC Insured
	Wisconsin – 1.5% (1.0% of Total Investments)
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	3,167,640
	Series 2004, 5.750%, 5/01/29
3,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	4,039,459
	Series 2011A, 5.250%, 10/15/39
1,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,595,068
	Series 2012B, 5.000%, 2/15/40
2,255	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,279,940
	Services Inc., Series 2003A, 5.125%, 8/15/33
2,040	Wisconsin, Clean Water Revenue Bonds, Refunding Series 2002-2, 5.500%, 6/01/13 – NPFG Insured	No Opt. Call	AA+	2,130,352
12,450	Total Wisconsin			13,212,459
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,337,808
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,388,760
	5.375%, 1/01/42
6,035	Total Wyoming			6,726,568
$ 1,624,114	Total Investments (cost $1,183,658,077) – 148.5%			1,297,420,274
	Floating Rate Obligations – (6.6)%			(57,830,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.5)% (6)			(388,400,000)
	Other Assets Less Liabilities – 2.6%			22,473,328
	Net Assets Applicable to Common Shares – 100%			$ 873,663,602

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,297,420,274	$—	$1,297,420,274

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $1,133,252,729.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$122,811,159
Depreciation	(16,468,186)
Net unrealized appreciation (depreciation) of investments	$106,342,973

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 29.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012